Related Party Notes Payable (Details) - Schedule of related party notes payable restructured $ in Thousands	Dec. 31, 2021 USD ($)
Related Party Notes Payable (Details) - Schedule of related party notes payable restructured [Line Items]
Principal Amount	$ 240,543
Faraday & Future (HK) Limited [Member]
Related Party Notes Payable (Details) - Schedule of related party notes payable restructured [Line Items]
Principal Amount	149,081
Leview Mobile (HK) Ltd [Member]
Related Party Notes Payable (Details) - Schedule of related party notes payable restructured [Line Items]
Principal Amount	66,859
Beijing Bairui Culture Media, Co. Ltd [Member]
Related Party Notes Payable (Details) - Schedule of related party notes payable restructured [Line Items]
Principal Amount	24,603
CYM Tech Holdings LLC [Member]
Related Party Notes Payable (Details) - Schedule of related party notes payable restructured [Line Items]
Principal Amount	$ 240,543